Content	12 Months Ended
Dec. 31, 2024
Content
Content
3.	Content

Content consisted of the following as of December 31:

	2024	2023
Content	$2,158,394	$1,639,251
Less accumulated amortization	(447,528)	(249,663)
	$1,710,866	$1,389,588

Amortization expense on content for the years ended December 31, 2024, 2023 and 2022 was $0.2 million, $0.2 million and $0.1 million, respectively.